UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
___________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

Aptus Behavioral Momentum ETF
Schedule of Investments
July 31, 2016 (Unaudited)
Shares	Description	Value

	COMMON STOCKS - 91.1%
	Administrative and Support and Waste Management and Remediation Services - 4.3%
10,985	Waste Management, Inc.	$726,328
	Finance and Insurance - 4.3%
9,776	Cincinnati Financial Corporation	730,267
	Information - 8.3%
16,588	AT&T, Inc.	718,095
12,311	Verizon Communications, Inc.	682,152
		1,400,247
	Manufacturing - 30.0%
9,711	Campbell Soup Company	604,704
13,689	Coca-Cola Company	597,251
4,628	Kimberly-Clark Corporation	599,558
8,944	KLA-Tencor Corporation	677,150
19,487	Mattel, Inc.	650,476
6,292	Philip Morris International, Inc.	630,836
12,519	Reynolds American, Inc.	626,701
9,204	Tyson Foods, Inc.	677,414
		5,064,090
	Retail Trade - 3.5%
13,806	Fastenal Company	590,207
	Utilities - 32.6%
16,861	Alliant Energy Corporation	678,655
13,247	Ameren Corporation	694,673
9,022	American Water Works Company, Inc.	745,037
15,392	CMS Energy Corporation	695,410
14,664	ONEOK, Inc.	656,800
17,108	PPL Corporation	645,143
10,933	WEC Energy Group, Inc.	709,661
15,522	Xcel Energy, Inc.	682,658
		5,508,037
	Wholesale Trade - 8.1%
3,770	Henry Schein, Inc. (a)	682,295
13,442	Sysco Corporation	696,161
		1,378,456
	TOTAL COMMON STOCKS (Cost $15,035,894)	15,397,632

	REAL ESTATE INVESTMENT TRUSTS - 8.5%
	Finance and Insurance - 4.2%
9,906	Realty Income Corporation	707,982
	Real Estate - 4.3%
6,929	Digital Realty Trust, Inc.	723,803
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,361,062)	1,431,785

	TOTAL INVESTMENTS (Cost $16,396,956) - 99.6%	16,829,417
	Other Assets in Excess of Liabilities - 0.4%	74,056
	NET ASSETS - 100.0%	$16,903,473

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at July 31, 2016 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Generally accepted accounting principals in United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for asset or liability, to extent relevant observable inputs are not available, representing the Fund’s own assumptions about assumptions a market participant would use in valuing asset or liability, and would be based on best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$15,397,632	$-	$-	$15,397,632
Real Estate Investment Trusts	1,431,785	-	-	1,431,785
Total Investments in Securities	$16,829,417	$-	$-	$16,829,417
^See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period.  During the period ended July 31, 2016, the Fund did not recognize any transfers to or from Levels 1, 2 or 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)          /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date          9/27/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date          9/27/16

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date          9/23/16

* Print the name and title of each signing officer under his or her signature.